SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

The Company adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”), as amended, for grants of share options and nonvested shares of the Company’s ordinary shares to eligible directors, employees and consultants of the Group and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2006 Share Incentive Plan was 100,000,000 over 10 years. On December 7, 2011, the Group adopted a new share incentive plan (“2011 Share Incentive Plan”) as described below and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan.

Share Options

A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	6,929,538	$0.80
Exercised	(4,634,085)	0.38
Forfeited or expired	(5,985)	0.24

Outstanding as of December 31, 2018	2,289,468	$1.64	2.09	$9,701

Fully vested and exercisable as of December 31, 2018	2,289,468	$1.64	2.09	$9,701

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Proceeds from the exercise of share options	$1,195	$2,192	$3,036

Intrinsic value of share options exercised	$37,239	$18,004	$6,205

As of December 31, 2018, there were no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.

2011 Share Incentive Plan

The Company adopted the 2011 Share Incentive Plan, effective on December 7, 2011, which has been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase the Company’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Group and its affiliates. The maximum term of an award is 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. As of December 31, 2018, there were 66,681,053 ordinary shares available for grants of various share-based awards under the 2011 Share Incentive Plan.

Share Options

During the years ended December 31, 2018, 2017 and 2016, the exercise prices for share options granted under the 2011 Share Incentive Plan were determined at the market closing prices of the Company’s ADS trading on the NASDAQ Global Select Market on the dates of grant. These share options became exercisable over vesting periods of two to three years. The share options granted expire 10 years from the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017	2016
Expected dividend yield	2.04%	2.00%	1.00%
Expected stock price volatility	40.17%	47.94%	46.08%
Risk-free interest rate	2.62%	2.09%	1.47%
Expected term (years)	5.56	6.1	5.6

On March 18, 2016, the Board of Directors of the Company approved a modification to lower the exercise prices and extend the vesting periods of certain outstanding underwater share options held by active employees as of March 18, 2016. Share options eligible for modification were those that were granted during the years ended December 31, 2015, 2014 and 2013 under the 2011 Share Incentive Plan, including those unvested, or vested but not exercised. The total of 4,572,234 eligible share options were modified with an exercise price of $17.27 per ADS or $5.7567 per share, which was the closing price of the Company’s ADS trading on the NASDAQ Global Select Market on the date of modification. The vesting period for the relevant share options (including certain vested share options) was extended as part of the modification. The number of the Company’s ordinary share subject to the modified share options and the expiration dates of such modified share options will remain the same as the original share options. A total incremental share-based compensation expense resulting from the modification was approximately $689, representing the excess of the fair value of the modified share options, using Black-Scholes valuation model, over the fair value of the share options immediately before its modification. The incremental share-based compensation expense and the unrecognized compensation costs remaining from the original share options are being recognized on a straight-line basis over a new vesting period of three years from the date of modification. The significant weighted average assumptions used to determine the fair value of the modified share options includes expected dividend of 1%, expected stock price volatility of 45.8%, risk-free interest rate of 1.31% and expected term of 5.6 years.

A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of January 1, 2018	13,446,511	$5.55
Granted	5,461,929	9.25
Exercised	(778,269)	5.07
Forfeited or expired	(1,095,211)	6.25

Outstanding as of December 31, 2018	17,034,960	$6.72	7.67	$5,300

Fully vested and expected to vest as of December 31, 2018	17,034,960	$6.72	7.67	$5,300

Exercisable as of December 31, 2018	3,663,867	$5.02	5.71	$3,131

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value (excluding options granted under modification)	$3.09	$2.45	$2.29

Proceeds from the exercise of share options	$3,823	$2,195	$218

Intrinsic value of share options exercised	$3,744	$1,246	$28

As of December 31, 2018, there were $18,015 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.85 years.

Restricted Shares

During the years ended December 31, 2018, 2017 and 2016, the grant date fair values for restricted shares granted under the 2011 Share Incentive Plan, with vesting periods of two to three years, were determined with reference to the market closing prices of the Company’s ADS trading on the NASDAQ Global Select Market on the dates of grant.

A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2018	5,864,888	$6.24
Granted	1,879,176	9.50
Vested	(2,159,189)	6.46
Forfeited	(345,801)	6.46

Unvested as of December 31, 2018	5,239,074	$7.30

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$9.50	$6.30	$5.74

Grant date fair value of restricted shares vested	$13,952	$9,236	$2,751

As of December 31, 2018, there were $19,445 unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.83 years.

MRP Share Incentive Plan

MRP adopted a share incentive plan (the “MRP Share Incentive Plan”), effective on June 24, 2013, which has been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase MRP common shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of MRP and its subsidiaries, and the Group and its affiliates. The maximum term of an award is 10 years from the date of grant. The maximum aggregate number of common shares to be available for all awards under the MRP Share Incentive Plan is 442,630,330 shares and with up to 5% of the issued capital stock of MRP from time to time over 10 years. As of December 31, 2018, there were 151,992,134 MRP common shares available for grants of various share-based awards under the MRP Share Incentive Plan.

Share Options

During the years ended December 31, 2018 and 2017, the exercise prices for share options granted under the MRP Share Incentive Plan were determined with reference to the market closing prices of MRP common shares on the dates of grant as defined in the MRP Share Incentive Plan. There were no share options granted under the MRP Share Incentive Plan during the year ended December 31, 2016. These share options generally became exercisable over vesting periods of two to three years. The share options granted expire 10 years from the date of grant.

MRP uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of MRP common shares trading on the PSE and a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical expected term of the Company. The risk-free interest rate used for each period presented is based on the Philippine government bond yield at the time of grant for the period equal to the expected term.

The fair values of share options granted under the MRP Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	5.69%	4.47%
Expected term (years)	5.6	5.9

On August 2, 2016, the board of MRP approved a proposal to allow for an option exchange program, designed to provide the eligible personnel an opportunity to exchange certain outstanding underwater share options for new restricted shares to be granted (the “Option Exchange Program”). Share options eligible for exchange were those that were granted during the years ended December 31, 2013 and 2014 under the MRP Share Incentive Plan, including those unvested, or vested but not exercised. The acquiescence of the Philippine SEC on the Option Exchange Program was obtained by MRP on September 30, 2016. The exchange was subject to the eligible personnel’s consent and became effective on October 21, 2016, which was the deadline for acceptance of the exchange by the eligible personnel. A total of 96,593,629 eligible share options were tendered by eligible personnel, representing 99.2% of the total share options eligible for exchange. MRP granted an aggregate of 43,700,116 new restricted shares in exchange for the eligible share options surrendered. The new restricted shares have vesting periods of 3 years. A total incremental share-based compensation expense resulting from the Option Exchange Program was approximately $883, representing the excess of the fair value of the new restricted shares over the fair value of the surrendered share options immediately before the exchange. The fair value of the new restricted shares is determined with reference to the market closing price of the MRP common shares at the effective date of the exchange. The incremental share-based compensation expense and unrecognized compensation costs remaining from the surrendered share options as a result of the exchange are being recognized on a straight-line basis over the new vesting period.

A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2018	15,067,193	$0.12
Granted	2,158,552	0.15
Forfeited or expired	(190,240)	0.17

Outstanding as of December 31, 2018	17,035,505	$0.12	7.69	$535

Fully vested and expected to vest as of December 31, 2018	17,035,505	$0.12	7.69	$535

Exercisable as of December 31, 2018	7,923,724	$0.08	6.54	$489

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$0.07	$0.08	$—

Proceeds from the exercise of share options	$—	$173	$—

Intrinsic value of share options exercised	$—	$6	$—

As of December 31, 2018, there were $374 unrecognized compensation costs related to share options under the MRP Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.75 years.

Restricted Shares

During the years ended December 31, 2018 and 2017, the grant date fair values for restricted shares granted under the MRP Share Incentive Plan, with vesting periods of two to three years, were determined with reference to the market closing prices of MRP common shares on the dates of grant as defined in the MRP Share Incentive Plan. There were no restricted shares granted under the MRP Share Incentive Plan during the year ended December 31, 2016.

A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2018, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2018	48,646,363	$0.10
Granted	6,482,482	0.14
Vested	(20,506,393)	0.09
Forfeited	(5,177,792)	0.08

Unvested as of December 31, 2018	29,444,660	$0.11

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value	$0.14	$0.16	$—

Grant date fair value of restricted shares vested	$1,747	$454	$3,280

As of December 31, 2018, there were $1,361 unrecognized compensation costs related to restricted shares under the MRP Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.81 years.

The share-based compensation cost for the Group was recognized as follows:

	Year Ended December 31,
	2018	2017	2016
Share-based compensation cost:
2011 Share Incentive Plan	$25,284	$16,789	$16,399
MRP Share Incentive Plan	(141)	516	2,088

Total share-based compensation expenses recognized in general and administrative expenses	$25,143	$17,305	$18,487